Exploration and Evaluation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	$ 14,653	$ 36,170
Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	977	1,807
Exploration drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	2,066	6,934
Camp cost, equipment and field supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,811	3,015
Geological consulting services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,672	4,313
Geophysical analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	212	662
Permitting, environmental and community costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,294	1,691
Expediting and mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	384	968
Salaries and wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	2,188	3,221
Fuel and consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	199	2,113
Aircraft and travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	3,487	10,703
Share based compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	363	767
Recoveries
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs		(24)
Nunavut exploration projects [member]
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	8,501	23,508
Nunavut exploration projects [member] | Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	695	1,297
Nunavut exploration projects [member] | Exploration drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,368	4,936
Nunavut exploration projects [member] | Camp cost, equipment and field supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	767	1,116
Nunavut exploration projects [member] | Geological consulting services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	526	1,810
Nunavut exploration projects [member] | Geophysical analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	366
Nunavut exploration projects [member] | Permitting, environmental and community costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	302	440
Nunavut exploration projects [member] | Expediting and mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	256	742
Nunavut exploration projects [member] | Salaries and wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,455	2,043
Nunavut exploration projects [member] | Fuel and consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	110	1,858
Nunavut exploration projects [member] | Aircraft and travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	2,893	8,557
Nunavut exploration projects [member] | Share based compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	129	343
Nunavut exploration projects [member] | Recoveries
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs		0
Homestake Ridge mining property [member]
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	2,087	6,929
Homestake Ridge mining property [member] | Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	111	357
Homestake Ridge mining property [member] | Exploration drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	391	1,820
Homestake Ridge mining property [member] | Camp cost, equipment and field supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	269	679
Homestake Ridge mining property [member] | Geological consulting services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	201	785
Homestake Ridge mining property [member] | Geophysical analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	86
Homestake Ridge mining property [member] | Permitting, environmental and community costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	107	186
Homestake Ridge mining property [member] | Expediting and mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	93	176
Homestake Ridge mining property [member] | Salaries and wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	327	866
Homestake Ridge mining property [member] | Fuel and consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	67	231
Homestake Ridge mining property [member] | Aircraft and travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	475	1,618
Homestake Ridge mining property [member] | Share based compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	46	149
Homestake Ridge mining property [member] | Recoveries
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs		(24)
Peruvian exploration projects [member]
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	4,065	5,733
Peruvian exploration projects [member] | Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	171	153
Peruvian exploration projects [member] | Exploration drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	307	178
Peruvian exploration projects [member] | Camp cost, equipment and field supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	775	1,220
Peruvian exploration projects [member] | Geological consulting services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	945	1,718
Peruvian exploration projects [member] | Geophysical analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	212	210
Peruvian exploration projects [member] | Permitting, environmental and community costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	885	1,065
Peruvian exploration projects [member] | Expediting and mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	35	50
Peruvian exploration projects [member] | Salaries and wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	406	312
Peruvian exploration projects [member] | Fuel and consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	22	24
Peruvian exploration projects [member] | Aircraft and travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	119	528
Peruvian exploration projects [member] | Share based compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	$ 188	275
Peruvian exploration projects [member] | Recoveries
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs		$ 0